Lease Operations - Lessee (Tables)	12 Months Ended
Dec. 31, 2022
Operations
Disclosure Details Of Lease Liabilities Undiscounted

	12/31/2022	12/31/2021
Up to 3 months	283	304
3 months to 1 year	790	842
From 1 to 5 years	2,716	3,088
Over 5 years	930	1,980
Total Financial Liability	4,719	6,214

Summary of Amounts Recognized in Statement of Net Income Loss

	01/01 to 12/31/2022	01/01 to 12/31/2021	01/01 to 12/31/2020
Sublease revenues	26	16	8
Depreciation expenses	(951)	(1,279)	(1,209)
Interest expenses	(414)	(302)	(227)
Lease expenses for low value assets	(102)	(84)	(87)
Variable expenses not include in lease liabilities	(58)	(68)	(66)
Total	(1,499)	(1,717)	(1,581)